Term Loan	12 Months Ended
May 31, 2024
Term Loan [Abstract]
Term Loan

NOTE 10. Term Loan

In May 2020, the Company received a $40 line of credit (“CEBA LOC”) under the Canada Emergency Business Account program funded by the Government of Canada. The CEBA LOC was non-interest bearing and could be repaid at any time prior to January 18, 2024, without interest or penalty. The Company repaid this loan in December 2023.